Income Taxes (Details 2) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets
Operating loss carry forward	$ 372,075	$ 303,237
Excess of interest expense	1,887,225	1,398,582
Accrued expenses	2,213,281	1,912,600
Net deferred tax assets/liabilities	$ 4,472,581	$ 3,614,419